Revenue Recognition - Summary of Consideration allocated to performance obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Deferred revenue, current	$ 1,989	$ 1,705	$ 2,044	$ 2,584
Deferred revenue, net of current portion	862	802	836	1,173
Unsatisfied Training Obligations
Disaggregation of Revenue [Line Items]
Deferred revenue, current	156	67	57	50
Unsatisfied Contract-term Services
Disaggregation of Revenue [Line Items]
Deferred revenue, current	1,015	849	862	932
Deferred revenue, net of current portion	569	544	551	737
Total Deferred Revenue	1,584	1,393	1,413	1,669
Unsatisfied Pellet Procedures
Disaggregation of Revenue [Line Items]
Deferred revenue, current	818	789	1,125	1,601
Deferred revenue, net of current portion	293	258	284	436
Total Deferred Revenue	$ 1,111	$ 1,047	$ 1,409	$ 2,038